TRADE PAYABLES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade Payables Disclosure [Line Items]
Trade payables	$ 30,711	$ 34,375
Minimum
Trade Payables Disclosure [Line Items]
Credit term (in days)	30 days	30 days
Maximum
Trade Payables Disclosure [Line Items]
Credit term (in days)	60 days	60 days